Document and Entity Information (USD $)	12 Months Ended
	Jan. 03, 2015	Jan. 31, 2015	Jun. 28, 2014
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Jan. 03, 2015
Amendment Flag	false
Current Fiscal Year End Date	--01-03
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,822,071,471
Entity Common Stock, Shares Outstanding		90,494,421
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY